                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                              -------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Bancshares, Inc.
Address: 26 North Cedar Street
         Lititz, PA 17543

Form I3F File Number: 28-
                         -------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernie A. Francis, Jr.
Title: Senior Vice President
Phone: 610-687-6800

Signature, Place, and Date of Signing:

/s/ Bernie A. Francis, Jr.   Valley Forge, PA                10/28/08
-------------------------   --------------------------   -----------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Cheek here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ----
28-10422                 Susquehanna Trust & Investment Co.
28-01484                 Stratton Management Co.
28-03338                 Valley Forge Asset Management
28-2100                  Widmann, Siff & Co., Inc.